S000073358 [Member] Investment Objectives and Goals - FlexShares ESG & Climate US Large Cap Core Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FlexShares® ESG & Climate US Large Cap Core Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust ESG & Climate US Large Cap Core IndexSM (the “Underlying Index”).